Note 1 - Description of Plan 2 (Details Textual) - EBP 06-1061602 002 [Member] - Maximum [Member]	12 Months Ended
Dec. 31, 2025
EBP, Note Receivable from Participant, Loan Term	5
Investment, Identifier [Axis]: PurchaseOfPrimaryResidenceLoanMember
EBP, Note Receivable from Participant, Loan Term	15